Significant Events (Details) - Schedule of senior bonds $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
USD Bonds [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	3 years
Issuance date	04-20-2022
Placement date	Apr. 28, 2022
Amount	$ 30,000,000
Maturity date	Apr. 28, 2025
JPY Bond [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	JPY
Term (annual)	3 years
Issuance rate (annual)	0.65%
Issuance date	09-08-2022
Placement date	Sep. 15, 2022
Amount	$ 3,000,000,000
Maturity date	Sep. 15, 2025
U6 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	CLP
Term (annual)	5 years 6 months
Issuance rate (annual)	2.95%
Issuance date	10-20-2022
Placement date	Oct. 21, 2022
Amount	$ 35,200,000,000
Maturity date	Apr. 01, 2026
T20 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	UF
Term (annual)	11 years 6 months
Issuance rate (annual)	2.65%
Issuance date	10-21-2022
Placement date	Oct. 24, 2022
Amount	$ 5,000,000
Maturity date	Feb. 01, 2034
U7 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	CLP
Term (annual)	5 years 6 months
Issuance rate (annual)	7.00%
Issuance date	11-15-2022
Placement date	Nov. 16, 2022
Amount	$ 72,000,000,000
Maturity date	Apr. 01, 2026
T17 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	CLP
Term (annual)	10 years
Issuance rate (annual)	7.00%
Issuance date	11-18-2022
Placement date	Nov. 22, 2022
Amount	$ 75,000,000,000
Maturity date	Aug. 01, 2032
W4 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	UF
Term (annual)	10 years 6 months
Issuance rate (annual)	2.65%
Issuance date	12-07-2022
Placement date	Dec. 09, 2022
Amount	$ 8,000,000
Maturity date	Dec. 01, 2022